Property, plant and equipment - Balance (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Balance at the beginning	£ 3,078
Balance at the end	2,394	£ 3,078
Plant and Machinery
Property, plant and equipment
Balance at the beginning	255
Balance at the end	177	255
Leasehold improvements
Property, plant and equipment
Balance at the beginning	2,534
Balance at the end	2,051	2,534
Office equipment
Property, plant and equipment
Balance at the beginning	191
Balance at the end	80	191
Vehicles
Property, plant and equipment
Balance at the beginning	98
Balance at the end	86	98
Cost or valuation
Property, plant and equipment
Balance at the beginning	5,776	5,681
Additions	290	428
Transfers	0
Disposals	(176)	(333)
Balance at the end	5,890	5,776
Cost or valuation | Plant and Machinery
Property, plant and equipment
Balance at the beginning	394	465
Additions	0	4
Transfers	0
Disposals	0	(75)
Balance at the end	394	394
Cost or valuation | Leasehold improvements
Property, plant and equipment
Balance at the beginning	4,187	3,347
Additions	242	401
Transfers	0	578
Disposals	0	(139)
Balance at the end	4,429	4,187
Cost or valuation | Assets under construction
Property, plant and equipment
Balance at the beginning		612
Additions	0
Transfers	0	(612)
Disposals	0
Cost or valuation | Office equipment
Property, plant and equipment
Balance at the beginning	1,075	1,137
Additions	48	23
Transfers	0	34
Disposals	(176)	(119)
Balance at the end	947	1,075
Cost or valuation | Vehicles
Property, plant and equipment
Balance at the beginning	120	120
Additions	0
Transfers	0
Disposals	0
Balance at the end	120	120
Accumulated depreciation
Property, plant and equipment
Balance at the beginning	(2,698)	(1,860)
Charge for the year	965	1,088
Disposals	167	250
Balance at the end	(3,496)	(2,698)
Accumulated depreciation | Plant and Machinery
Property, plant and equipment
Balance at the beginning	(139)	(69)
Charge for the year	78	93
Disposals		23
Balance at the end	(217)	(139)
Accumulated depreciation | Leasehold improvements
Property, plant and equipment
Balance at the beginning	(1,653)	(1,059)
Charge for the year	725	706
Disposals		112
Balance at the end	(2,378)	(1,653)
Accumulated depreciation | Office equipment
Property, plant and equipment
Balance at the beginning	(884)	(722)
Charge for the year	150	277
Disposals	167	115
Balance at the end	(867)	(884)
Accumulated depreciation | Vehicles
Property, plant and equipment
Balance at the beginning	(22)	(10)
Charge for the year	12	12
Balance at the end	£ (34)	£ (22)